INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
INCOME TAX EXPENSES	INCOME TAX EXPENSES
The reconciliation between the income tax charge corresponding to the fiscal years ended December 31, 2024, 2023 and 2022, and the amount that would result from applying the current tax rate on the net income before income tax arising from the comprehensive income statements of each fiscal year is as follows:

	2024	2023	2022
Profit before income tax expenses	249,551,803	37,930,619	74,614,930
Income tax rate	35%	35%	35%
Income tax at the statutory tax rate	(87,343,131)	(13,275,717)	(26,115,225)
Adjustments for calculation of the effective income tax:
Recovery of tax losses / Unrecognized tax losses	437,159	2,315,390	(30,412,067)
Effects of inflation adjustments for accounting and tax purposes	(8,905,680)	(6,487,215)	(5,600,663)
Other non-taxable income or non-deductible expense, net	(113,636)	597,582	(233,949)
Total income tax	(95,925,288)	(16,849,960)	(62,361,904)
Income tax
Current	(66,450,217)	(8,296,615)	(27,835,209)
Deferred	(29,475,071)	(8,553,345)	(34,526,695)
Total	(95,925,288)	(16,849,960)	(62,361,904)

11.1. The deferred income tax assets and liabilities are as follows:

	2024	2023
Assets
Tax loss carryforward	3,947,205	22,619,557
Valuation allowance of specific tax loss carryforward	(3,947,205)	(9,009,633)
Leases	3,585	1,098,307
Provisions	3,003,117	4,511,469
Salaries and social security contributions	629,207	669,241
Other liabilities	815,348	736,475
Others	1,198,174	1,233,127
Total deferred tax assets	5,649,431	21,858,543

	2024	2023
Liabilities
Property, plant and equipment	(212,781,772)	(219,807,493)
Inventories	(53,056,632)	(32,346,856)
Taxes payable (tax inflation adjustment)	(213,987)	(1,412,761)
Borrowings	(279,668)	(422,741)
Others	(927,185)	(3,434)
Total deferred tax liabilities	(267,259,244)	(253,993,285)
Total net deferred tax liabilities	(261,609,813)	(232,134,742)
11.2. Unrecognized temporary differences on investments and other interests
Temporary differences related to investments in subsidiaries and other interests for which no deferred tax assets or liabilities have been recognized since it is not considered probable that they will be reversed in the foreseeable future, are as follows:

	2024	2023
Subsidiaries	(2,263,532)	(1,622,313)
Others	(24,258)	(24,221)
Total	(2,287,790)	(1,646,534)
The Group carries tax losses in relation to which an impairment has been recognized and other unrecognized tax losses for a total of 11,277,729, of which 33,353 expires in 2026, 11,007,304 in 2027, 23,007 in 2028, and 214,065 in 2029.